Document and Entity Information	Sep. 30, 2023
Prospectus [Line Items]
Registrant Name	CALVERT RESPONSIBLE INDEX SERIES INC
Registrant CIK	0001105446
SEC Form	485BPOS
Period end date	Sep. 30, 2023
Investment Company Type	N-1A
Amendment Flag	false